Eaton Vance

Special Equities Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp. (1)	8,696	$486,976
Mercury Systems, Inc.(1)	11,206	791,704

		$1,278,680

Auto Components — 3.6%
Dana, Inc.	29,070	$707,273
Dorman Products, Inc.(1)	7,720	792,381
Visteon Corp.(1)	3,800	463,410

		$1,963,064

Banks — 7.7%
Commerce Bancshares, Inc.	10,541	$807,546
Community Bank System, Inc.	11,410	875,375
First Citizens BancShares, Inc., Class A	420	351,023
First Republic Bank	2,513	419,043
Pinnacle Financial Partners, Inc.	10,290	912,312
South State Corp.	10,935	858,507

		$4,223,806

Biotechnology — 1.5%
Emergent BioSolutions, Inc.(1)	6,125	$569,074
Neurocrine Biosciences, Inc.(1)	2,350	228,537

		$797,611

Building Products — 2.8%
AZEK Co., Inc. (The)(1)	20,884	$878,172
Trex Co., Inc.(1)	7,010	641,696

		$1,519,868

Capital Markets — 1.9%
Cohen & Steers, Inc.	7,689	$502,322
Tradeweb Markets, Inc., Class A	7,040	520,960

		$1,023,282

Chemicals — 3.7%
Balchem Corp.	5,402	$677,465
Valvoline, Inc.	52,240	1,361,897

		$2,039,362

Commercial Services & Supplies — 1.7%
Herman Miller, Inc.	13,830	$569,105
Viad Corp. (1)	8,535	356,336

		$925,441

Security	Shares	Value
Communications Equipment — 1.5%
F5 Networks, Inc.(1)	4,060	$846,997

		$846,997

Containers & Packaging — 0.6%
Ball Corp.	3,935	$333,452

		$333,452

Diversified Consumer Services — 2.5%
Stride, Inc.(1)	7,565	$227,782
Terminix Global Holdings, Inc.(1)	23,465	1,118,577

		$1,346,359

Electric Utilities — 1.3%
Alliant Energy Corp.	13,154	$712,421

		$712,421

Electrical Equipment — 0.6%
AMETEK, Inc.	2,615	$334,014

		$334,014

Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	15,845	$684,266

		$684,266

Equity Real Estate Investment Trusts (REITs) — 7.6%
CubeSmart	20,457	$773,888
EastGroup Properties, Inc.	5,005	717,116
Equity LifeStyle Properties, Inc.	9,450	601,398
National Retail Properties, Inc.	16,825	741,478
Rexford Industrial Realty, Inc.	12,125	611,100
STORE Capital Corp.	21,340	714,890

		$4,159,870

Food & Staples Retailing — 2.1%
Performance Food Group Co.(1)	20,253	$1,166,775

		$1,166,775

Food Products — 1.7%
Lamb Weston Holdings, Inc.	4,065	$314,956
Nomad Foods, Ltd.(1)	22,290	612,084

		$927,040

Gas Utilities — 1.0%
ONE Gas, Inc.	7,200	$553,752

		$553,752

Security	Shares	Value
Health Care Equipment & Supplies — 7.0%
Cooper Cos., Inc. (The)	866	$332,622
Envista Holdings Corp.(1)	18,420	751,536
Haemonetics Corp.(1)	8,515	945,250
ICU Medical, Inc.(1)	2,873	590,229
Tandem Diabetes Care, Inc.(1)	4,095	361,384
Teleflex, Inc.	2,044	849,200

		$3,830,221

Health Care Providers & Services — 5.4%
Addus HomeCare Corp.(1)	2,865	$299,650
Amedisys, Inc.(1)	1,645	435,579
Apria, Inc.(1)	10,381	289,941
Chemed Corp.	1,885	866,761
LHC Group, Inc.(1)	3,865	739,027
R1 RCM, Inc.(1)	12,235	301,960

		$2,932,918

Health Care Technology — 0.5%
Inovalon Holdings, Inc., Class A(1)	9,760	$280,893

		$280,893

Hotels, Restaurants & Leisure — 2.0%
Choice Hotels International, Inc.	5,850	$627,647
Wyndham Hotels & Resorts, Inc.	6,480	452,174

		$1,079,821

Household Durables — 1.4%
Tempur Sealy International, Inc.	20,545	$751,125

		$751,125

Independent Power and Renewable Electricity Producers — 0.5%
Sunnova Energy International, Inc.(1)	6,490	$264,922

		$264,922

Insurance — 3.5%
RLI Corp.	4,352	$485,552
Selective Insurance Group, Inc.	8,955	649,596
W.R. Berkley Corp.	10,485	790,045

		$1,925,193

Interactive Media & Services — 1.2%
CarGurus, Inc.(1)	26,520	$631,972

		$631,972

IT Services — 2.6%
Black Knight, Inc.(1)	5,647	$417,821
Euronet Worldwide, Inc.(1)	7,366	1,018,718

		$1,436,539

Security	Shares	Value
Leisure Products — 1.1%
Brunswick Corp.	6,205	$591,771

		$591,771

Machinery — 5.4%
Allison Transmission Holdings, Inc.	15,855	$647,360
Lydall, Inc.(1)	6,690	225,720
Middleby Corp.(1)	3,965	657,199
Mueller Water Products, Inc., Class A	64,500	895,905
Woodward, Inc.	4,235	510,868

		$2,937,052

Marine — 0.7%
Kirby Corp.(1)	6,528	$393,508

		$393,508

Multi-Utilities — 1.4%
CMS Energy Corp.	12,355	$756,373

		$756,373

Oil, Gas & Consumable Fuels — 1.3%
Diamondback Energy, Inc.	6,610	$485,769
PDC Energy, Inc.(1)	7,235	248,884

		$734,653

Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	3,885	$638,577

		$638,577

Professional Services — 1.3%
CBIZ, Inc.(1)	22,625	$738,932

		$738,932

Road & Rail — 2.0%
Kansas City Southern	2,550	$672,996
Landstar System, Inc.	2,405	396,969

		$1,069,965

Semiconductors & Semiconductor Equipment — 1.3%
Silicon Laboratories, Inc.(1)	4,885	$689,127

		$689,127

Software — 5.9%
ACI Worldwide, Inc.(1)	27,778	$1,056,953
Altair Engineering, Inc., Class A(1)	5,097	318,919

Security	Shares	Value
CDK Global, Inc.	11,480	$620,609
Envestnet, Inc.(1)	9,650	697,020
nCino, Inc.(1)	4,389	292,834
Olo, Inc., Class A(1)	8,195	216,266

		$3,202,601

Specialty Retail — 4.3%
Asbury Automotive Group, Inc.(1)	1,170	$229,905
Five Below, Inc.(1)	2,610	497,962
Lithia Motors, Inc., Class A	1,130	440,802
National Vision Holdings, Inc.(1)	27,100	1,187,793

		$2,356,462

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings, Ltd.(1)	14,335	$731,085
Deckers Outdoor Corp.(1)	755	249,467
Steven Madden, Ltd.	8,990	334,967

		$1,315,519

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	5,224	$476,272
Herc Holdings, Inc.(1)	4,390	444,839

		$921,111

Total Common Stocks (identified cost $37,463,165)		$54,315,315

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	531,715	$531,715

Total Short-Term Investments (identified cost $531,715)		$531,715

Total Investments — 100.4% (identified cost $37,994,880)		$54,847,030

Other Assets, Less Liabilities — (0.4)%		$(220,491)

Net Assets — 100.0%		$54,626,539

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $531,715, which represents 1.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$137,211	$3,287,203	$(2,892,699)	$—	$—	$531,715	$116	531,715

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$54,315,315	*	$—	$—	$54,315,315
Short-Term Investments	—		531,715	—	531,715
Total Investments	$54,315,315		$531,715	$—	$54,847,030

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.